7. Federal Home Loan Bank and Federal Reserve Bank Borrowings (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Federal Home Loan Banks [Abstract]
Loans pledged as collateral to the FHLB	$ 139,400	$ 140,000
FHLB stock owned	983	982
Carrying value of loans pledged as collateral to the FHLB	0	442,600
Availability under the line of credit with the FRB	$ 344,700	$ 335,800